Cover	Jan. 07, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 07, 2022
Entity File Number	000-55924
Entity Registrant Name	SYSOREX, INC.
Entity Central Index Key	0001737372
Entity Tax Identification Number	68-0319458
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	13880 Dulles Corner Lane
Entity Address, Address Line Two	Suite 175
Entity Address, City or Town	Herndon
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	20171
City Area Code	800
Local Phone Number	929-3871
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false